EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE ("EPS")
NOTE 17 -	EARNINGS PER SHARE (“EPS”)

Basic earnings per share are based on the weighted average number of ordinary shares outstanding, net of treasury shares. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2023	2022	2021
Numerator for EPS:
Net Income (loss) from continuing operations	$4,672	$(1,562)	$(3,562)
Denominator for EPS:
Weighted average shares outstanding – basic	8,961,689	8,911,546	8,874,696
Dilutive shares	122,333	-	-
Weighted average shares outstanding – diluted	9,084,022	8,911,546	8,874,696
EPS:
Basic and diluted	$0.52	$(0.175)	$(0.4)
Diluted	$0.51	$(0.175)	$(0.4)

Diluted loss per share does not include 625,000, 675,000 and 720,000 options, for the years ended December 31, 2023, 2022 and 2021 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.